Income and Expenses - Summary of Contract Balances (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Contract Balances [Abstract]
Trade and other receivables	₱ 38,304	₱ 39,340
Contract assets	2,559	2,817
Contract liabilities and unearned revenues	₱ 9,571	₱ 8,483	₱ 7,182	₱ 8,541